THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.5%

	Shares	Value

CHINA — 3.5%
NetEase ADR	105,696	$11,493,383

GERMANY — 3.7%
Beiersdorf	92,057	11,956,377

IRELAND — 3.4%
ICON *	44,643	11,223,696

NETHERLANDS — 6.8%
ASML Holding	30,519	21,945,657

SOUTH KOREA — 1.8%
Samsung Electronics GDR	4,208	5,760,766

SWITZERLAND — 6.8%
Nestle	106,137	13,086,373
Roche Holding	29,141	9,096,793

		22,183,166

UNITED KINGDOM — 1.4%
St. James’s Place	366,054	4,427,256

UNITED STATES — 68.1%
Alphabet, Cl A *	56,506	7,499,476
Autodesk *(a)	48,253	10,229,153
Automatic Data Processing	35,906	8,878,118
Becton Dickinson	31,484	8,772,072
Booking Holdings *(a)	6,476	19,238,901
Charles Schwab	94,793	6,265,817
Check Point Software Technologies *(a)	58,019	7,670,692
Electronic Arts (a)	69,322	9,452,055
Estee Lauder, Cl A (a)	43,287	7,791,660
FactSet Research Systems	18,178	7,908,157
Fox, Cl A	162,011	5,419,268
Intuit	30,951	15,837,627
Johnson & Johnson	60,632	10,157,679
Microsoft	62,555	21,013,475
Moody’s	30,443	10,738,768
Philip Morris International (a)	137,105	13,672,111
S&P Global	20,735	8,180,165
VeriSign *	64,569	13,620,831

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)
Visa, Cl A (a)	121,208	$28,814,778

		221,160,803

Total Common Stock (Cost $261,181,004)		310,151,104

Total Investments— 95.5% (Cost $261,181,004)		$310,151,104

Percentages are based on Net Assets of $324,630,465.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

INV-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.0%

	Shares	Value

AUSTRALIA — 5.0%
CSL	222	$40,169
REA Group	404	42,885

		83,054

CANADA — 5.1%
Constellation Software	40	84,664

CHINA — 5.8%
Hangzhou Tigermed Consulting, Cl H	2,400	15,510
Kweichow Moutai, Cl A	133	34,998
NetEase	2,100	45,642

		96,150

FRANCE — 12.7%
EssilorLuxottica	401	80,882
Hermes International	25	55,582
L’Oreal	158	73,722

		210,186

GERMANY — 11.3%
Beiersdorf	377	48,965
SAP	708	97,107
Siemens Healthineers	714	41,581

		187,653

HONG KONG — 2.4%
AIA Group	4,000	39,699

IRELAND — 3.1%
ICON *	207	52,042

NETHERLANDS — 9.7%
ASML Holding	84	60,403
Heineken	397	39,018
Wolters Kluwer	482	60,689

		160,110

SWITZERLAND — 12.6%
Alcon	713	60,899
Lonza Group	61	35,551
Nestle	579	71,389
Roche Holding	133	41,518

		209,357

TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing ADR	549	54,433

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE INTERNATIONAL FRANCHISE FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 10.7%
Experian	1,112	$43,051
InterContinental Hotels Group	415	30,735
London Stock Exchange Group	503	54,765
Reckitt Benckiser Group	636	47,773

		176,324

UNITED STATES — 13.3%
Accenture, Cl A (a)	163	51,565
Check Point Software Technologies *(a)	222	29,351
Mastercard, Cl A (a)	226	89,107
Philip Morris International (a)	497	49,561

		219,584

Total Common Stock (Cost $1,563,608)		1,573,256

PREFERRED STOCK — 1.4%

GERMANY — 1.4%
Sartorius (b)
(Cost $24,787)	57	23,586

Total Investments— 96.4% (Cost $1,588,395)		$1,596,842

Percentages are based on Net Assets of $1,656,628.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(b)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

INV-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.9%

	Shares	Value

AUSTRIA — 1.0%
Erste Group Bank	73,470	$2,784,924

BRAZIL — 6.2%
Ambev ADR *	1,592,084	4,967,302
Cyrela Brazil Realty SA	571,084	2,869,196
Multiplan Empreendimentos Imobiliarios *	471,598	2,624,147
Porto Seguro *	441,442	2,662,358
Vale ADR, Cl B	311,101	4,551,408

		17,674,411

CHILE — 0.6%
Sociedad Quimica y Minera de Chile ADR	23,640	1,742,032

CHINA — 24.9%
Alibaba Group Holding *	855,836	10,699,733
Bosideng International Holdings	4,142,000	1,890,767
China Construction Bank, Cl H	6,033,000	3,504,365
China Longyuan Power Group, Cl H	2,999,000	2,880,289
Contemporary Amperex Technology, Cl A	61,003	2,029,379
H World Group ADR *	54,394	2,613,088
Haier Smart Home, Cl H	889,400	2,902,436
Jingjin Equipment, Cl A	301,648	1,314,770
KE Holdings ADR *	134,924	2,350,376
Kweichow Moutai, Cl A	9,839	2,589,013
NetEase	234,200	5,090,195
New Oriental Education & Technology Group ADR *	58,740	3,297,076
Ping An Insurance Group of China, Cl H	803,500	5,795,437
Tencent Holdings	237,700	10,801,913
Trip.com Group ADR *	114,656	4,690,827
Tsingtao Brewery, Cl H	350,000	3,137,061
Weichai Power, Cl A	1,509,113	2,787,322
Zijin Mining Group, Cl H	1,380,000	2,364,086

		70,738,133

HONG KONG — 5.0%
AIA Group	498,600	4,948,471
China International Capital, Cl H	791,600	1,741,810
Hong Kong Exchanges & Clearing	68,900	2,878,380
Hua Hong Semiconductor *	715,000	2,420,403
WH Group	4,247,123	2,298,186

		14,287,250

HUNGARY — 0.5%
Richter Gedeon Nyrt	54,429	1,376,723

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — 13.8%
HDFC Bank	384,312	$7,715,327
Hindustan Aeronautics	69,542	3,349,481
ITC	707,464	4,005,726
Kotak Mahindra Bank	101,110	2,282,293
Larsen & Toubro	155,570	5,071,659
Macrotech Developers	307,012	2,834,445
Mahindra & Mahindra	164,864	2,956,973
Max Healthcare Institute	234,045	1,692,833
PB Fintech *	175,495	1,560,916
Power Grid Corp of India	1,016,631	3,288,496
UPL	208,207	1,581,385
Varun Beverages	147,477	1,442,338
Zomato *	1,285,214	1,314,141

		39,096,013

INDONESIA — 1.6%
Bank Central Asia	6,287,600	3,804,665
Bank Mandiri Persero	2,076,285	788,245

		4,592,910

MALAYSIA — 1.0%
CIMB Group Holdings	2,203,900	2,712,718

MEXICO — 5.7%
Arca Continental	281,225	2,828,835
Grupo Aeroportuario del Sureste, Cl B	63,056	1,793,543
Grupo Mexico	752,892	3,926,623
Ternium ADR	60,810	2,715,166
Wal-Mart de Mexico	1,210,031	5,053,115

		16,317,282

NETHERLANDS — 0.7%
OCI	72,345	2,064,288

PORTUGAL — 0.7%
Jeronimo Martins SGPS	70,561	1,926,251

RUSSIA — 0.0%
Moscow Exchange MICEX-RTS PJSC (a)	491,250	—

SAUDI ARABIA — 1.9%
Saudi Arabian Oil	322,555	2,785,688
Saudi Awwal Bank	267,173	2,713,320

		5,499,008

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA — 6.3%
Anglo American	115,109	$3,545,643
Bid Corp	83,159	1,980,805
FirstRand	757,576	3,100,806
Naspers, Cl N	32,973	6,515,541
Netcare	184,557	145,290
Sanlam	664,680	2,458,200

		17,746,285

SOUTH KOREA — 11.3%
HD Korea Shipbuilding & Offshore Engineering *	24,730	2,392,193
LG	31,081	2,036,060
LG Energy Solution *	9,187	4,036,182
OCI	15,959	1,369,705
Samsung Electronics	307,418	16,834,250
Samsung Engineering *	74,587	2,165,080
Samsung Life Insurance	59,635	3,265,620

		32,099,090

TAIWAN — 9.5%
Novatek Microelectronics	235,000	3,170,572
Taiwan Semiconductor Manufacturing	1,317,000	23,677,629

		26,848,201

THAILAND — 2.5%
Bangkok Bank	865,600	4,337,009
Minor International	2,960,300	2,854,031

		7,191,040

UNITED ARAB EMIRATES — 2.7%
Abu Dhabi Commercial Bank PJSC	885,598	2,116,919
Aldar Properties PJSC	1,908,254	2,685,962
Emaar Properties PJSC	1,604,438	2,952,860

		7,755,741

Total Common Stock (Cost $254,171,014)		272,452,300

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND JULY 31, 2023 (Unaudited)

PREFERRED STOCK — 0.9%

	Shares	Value
BRAZIL — 0.9%
Centrais Electricas Brasileiras SA (b) (Cost $2,500,244)	281,804	$2,588,162

Total Investments— 96.8% (Cost $256,671,258)		$275,040,462

Percentages are based on Net Assets of $284,048,045.

*	Non-income producing security.
(a)	Level 3 security in accordance with fair value hierarchy.
(b)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

MICEX-RTS — Moscow Interbank Currency Exchange-Russian Trading System

Nyrt — Hungarian Public Limited Company

PJSC — Public Joint-Stock Company

Amounts designated as “—“ are $0 or have been rounded to $0.

INV-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%

	Shares	Value

CHINA — 19.6%
Contemporary Amperex Technology, Cl A	46,839	$1,558,187
Sungrow Power Supply, Cl A	41,398	645,871
Wuxi Lead Intelligent Equipment, Cl A	377,927	1,753,004
Xinyi Solar Holdings	1,592,000	1,714,747
Zhejiang Sanhua Intelligent Controls, Cl A	312,795	1,218,923

		6,890,732

DENMARK — 11.8%
Novozymes, Cl B	27,211	1,368,742
Orsted	17,633	1,542,265
Vestas Wind Systems *	46,064	1,237,860

		4,148,867

GERMANY — 3.8%
Infineon Technologies	30,386	1,340,081

ITALY — 1.0%
Industrie De Nora	16,825	348,191

SPAIN — 6.8%
Iberdrola	190,181	2,380,958

TAIWAN — 3.3%
Voltronic Power Technology	21,000	1,169,395

UNITED KINGDOM — 4.3%
Croda International	19,902	1,508,251

UNITED STATES — 47.7%
Analog Devices	1,467	292,711
ANSYS *	5,092	1,741,973
Aptiv *	14,574	1,595,707
Autodesk *(a)	7,958	1,687,016
Carlisle	1,315	364,518
NextEra Energy	30,941	2,267,975
Rockwell Automation	4,265	1,434,277
Schneider Electric (a)	7,287	1,301,873
TE Connectivity	14,071	2,019,048
Trane Technologies	8,960	1,786,982

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL ENVIRONMENT FUND JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Waste Management	13,615	$2,230,001

		16,722,081

Total Common Stock (Cost $34,269,413)		34,508,556

Total Investments— 98.3% (Cost $34,269,413)		$34,508,556

Percentages are based on Net Assets of $35,103,186.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

Cl — Class

INV-QH-001-1200